Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Inventories by category

	December 31,
	2022	2021

	(€ in thousands)
Raw materials	3,116	2,978
Work in progress	8,020	6,504
Total	11,136	9,482